Derivative Instruments - Derivative Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized			$ 19,520
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets			(1,046)
Net Amounts Presented in the Consolidated Balance Sheets			18,474
Derivative Asset, Gross Amounts Recognized			(19,520)
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Net Amounts Presented in the Consolidated Balance Sheets	$ (191,000)	$ (80,645)	(405)
Derivative Liability, Gross Amounts Recognized	(191,000)	(80,645)	(413)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	0	8
Liquefaction Supply Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	283,000	145,000	31,770
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	(9,000)	(5,000)	(10,072)
Net Amounts Presented in the Consolidated Balance Sheets	274,000	139,582	21,698
Derivative Asset, Gross Amounts Recognized	(283,000)	(145,000)	(31,770)
Liquefaction Supply Derivative Asset [Member] | Previously Reported [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		145,135
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets		(5,553)
Derivative Asset, Gross Amounts Recognized		(145,135)
Liquefaction Supply Derivative Liability [Member]
Derivative [Line Items]
Net Amounts Presented in the Consolidated Balance Sheets	(90,000)	(92,000)	(21,766)
Derivative Liability, Gross Amounts Recognized	(92,000)	(98,000)	(29,996)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	2,000	6,000	8,230
Liquefaction Supply Derivative Liability [Member] | Previously Reported [Member]
Derivative [Line Items]
Net Amounts Presented in the Consolidated Balance Sheets		(92,926)
Derivative Liability, Gross Amounts Recognized		(98,625)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets		5,699
Interest Rate Forward Start Derivatives [Member]
Derivative [Line Items]
Net Amounts Presented in the Consolidated Balance Sheets	(102,000)	(7,582)	$ 0
Derivative Liability, Gross Amounts Recognized	(102,000)	(7,582)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	$ 0	$ 0